Taxation - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Temporary difference in accounts receivable recognition	$ 5,994	$ 5,815
Temporary difference in research and development costs	3,086	2,995
Accrued expense	420	408
Net operating loss carried forward	13,164	11,961
Share-based compensation	555	538
Allowance for credit losses	4,108	4,033
Total deferred tax assets	27,327	25,750
Valuation allowance	(15,179)	(13,803)	$ (13,840)
Deferred tax assets, net of valuation allowance	$ 12,148	$ 11,947